Convertible debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Schedule of Debt Conversions [Table Text Block]

Unsecured convertible debt consisted of the following at September 30, 2012 and December 31, 2011 (in thousands):

	September 30, 2012	December 31, 2011
Roenigk 2007 Convertible Promissory Note, 5%, due March 21, 2013, less discount of $78 at December 31, 2011	$—	$860
Roenigk 2008 Convertible Promissory Note, 5%, due March 7, 2013, less discount of $181 at December 31, 2011	—	711
December 2011 Convertible Promissory Notes, 12.5%, due December 31, 2012	1,250	1,250
Roenigk 2012 Convertible Promissory Note, 8%, due March 31, 2014, less discount of $126 at September 30, 2012	1,818	—
	3,068	2,821
Less: Current portion	(1,250)	(1,250)
	$1,818	$1,571

Convertible debt consisted of the following at December 31, 2011 and 2010 (in thousands):

	2011	2010

Convertible Promissory Note, 5%, due March 7, 2013, less discount of $78 in 2011 and $132 in 2010	$860	$762
Convertible Promissory Note, 5%, due March 21, 2013, less discount of $181 in 2011 and $345 in 2010	711	504
Convertible Promissory Notes, 12.5%, due December 31, 2012	1,250	—
Convertible Promissory Notes, 10%, due February 29, 2012	—	5,380
Convertible Bridge Notes, 10%, due February 29, 2012, net of discount of $496 in 2010	—	2,246
	2,821	8,892
Less: Current portion	(1,250)	—
	$1,571	$8,892